TAXATION - Schedule of Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TAXATION
Unrecognized Tax Benefits, Beginning Balance	$ 6,817	¥ 44,353	¥ 27,193
Additions based on tax positions related to current year	11,117	72,332	22,977
Decreases based on tax positions related to prior years	(1,584)	(10,309)	(5,817)
Unrecognized Tax Benefits, Ending Balance	$ 16,350	106,376	44,353	¥ 27,193
Penalties relating to tax expense		¥ 0	¥ 0	¥ 0